Principal accounting policies (Property, plant and equipment) (Detail)	12 Months Ended
Dec. 31, 2021
Dams [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	8 - 50 years
Port facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	20 - 40 years
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	8 - 30 years
Electric utility plant in service
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	5 - 30 years
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	8 - 27 years
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property plant and equipment	5 - 14 years